Financial Instruments and Risk Management (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments And Risk Management
Credit risk rating, AA		12.00%
Credit risk rating, A+	8.00%
Credit risk rating, A-	91.00%
Credit risk rating, BBB+		75.00%
Credit risk rating, B+		12.00%
Credit risk rating, Not assigned	1.00%	1.00%
Total	100.00%	100.00%